DEBT	12 Months Ended
Sep. 30, 2020
Debt Disclosure [Abstract]
DEBT
6.	DEBT
The short-term and long-term debt as of September 30, 2019 and 2020 were as follows:

	As of September 30,
	2019	2020
Short-term debt:
Short-term bank borrowings (1)	65,000	176,752
Long-term bank borrowings, current portion (1)	150,653	159,721
Capital lease and other financing arrangement payable, current portion (2)	103,450	201,835
Other short-term payable (3)	—	223,828

Subtotal	319,103	762,136

Long-term debt:
Long-term bank borrowings, non-current portion (1)	102,473	196,682
Capital lease and other financing arrangement payable, non-current portion (2)	298,682	242,719
Other long term payable (3)	27,190	25,519
Subtotal	428,345	464,920

Total	747,448	1,227,056

(1)
Bank borrowings
On September 26, 2016, the Group entered into a three-year bank credit facility with Shanghai Huarui Bank (the “SHRB”) under which the Group can draw-down up to RMB300,000 by September 26,
2019
. The interest rate for this credit facility was determined on the draw-down date. The weighted average interest rate for borrowings drawn under such credit facility was 7.5%

and
7.5%
per annum for the years ended September 30, 2018 and 2019, respectively. The credit facility is collateralized by future cash flows generated by rental service revenue of certain rental units of the Group. The three-year revolving bank credit facility matured in September 2019. As of September 30, 2020, the Group had an outstanding balance of RMB 194,929, which was subject to an interest rate of 8.75% for the year ended September 30, 2020. In July and November 2020, SHRB extended due date of borrowing for the
principal of RMB 27,000 to January through March of 2022, and due date of borrowing for the
principal of RMB 132,000 to October 2021. In December 2020, the Company borrowed two new bank borrowing from SHRB with principal of RMB 25,929 and RMB8,998, respectively. The Company used the bank borrowings to repay the outstanding bank borrowings as of September 3
0
, 2020.
On September 26, 2020, the Group entered into an
18-month
 bank credit facility with SHRB under which the Group can draw-down up to RMB108,000 by March 26, 2021 to repay the rental instalment loans on behalf of tenants who early terminated the rented apartments (“departed tenants”) and for the daily operating expenditures. The interest rate for this credit facility was 8.5% per annum. As of September 30, 2020, the Group has drawn down RMB 50,000,
all of which is to be repaid within one year.
On April 30, 2020, the Group entered into an 18-month bank loan contract with SHRB under which the Group borrowed RMB
50,000 to repay the rental instalment loans on behalf of departed tenants. The rate of the loan was 7.5% per annum.
As of September 30, 2020, the outstanding balance of the borrowing was RMB
50,000,
which is to be repaid in October 2021.
On May 28, 2020, the Group entered into an
18-month
bank loan contract with SHRB under which the Group borrowed RMB 50,000 to repay the rental instalment loans on behalf of departed tenants. The rate of the loan was 7.5% per annum.
As of September 30, 2020, the outstanding of the borrowing was RMB
50,000,
which is to be repaid in November 2021.
On June 13, 2017, the Group entered into a
10-year
bank loan contract with China Merchants Bank under which the Group borrowed RMB17,210 to purchase buildings for administration office purposes. The loan was collateralized by the buildings purchased under this loan contract.

As of September 30, 2020, the net carrying value of the collateralized buildings was RMB 36,972.
The weighted average interest rate of the loan was 5.39% per annum for the years ended September 30, 2018, 2019 and 2020. As of September 30, 2020, the Group has drawn down RMB 11,473, of which RMB 1,721 is to be repaid within one year, RMB
9,752
to be repaid over one year.
In the first quarter of 2019, the Group obtained a three-year revolving bank credit facility with SHRB under which the Group can draw-down up to RMB2,000,000, of which RMB1,000,000 is for rental installment loans, by February 2022 with annual interest rate of 7.5%. As of September 30, 2020, excluding the rental installment loan facility, the Group did not draw down bank borrowings.

As of September 30, 2020, the tenants has drawn down rental instalment loans of RMB

58,923, and the Company recorded the amount in the account of “rental instalment loans”.
On June 27, 2019, the Group entered into a
six-month
bank revolving loan contract with China Construction Bank under which the Group can draw-down up to RMB650,000. The interest rate for this credit facility was determined on the draw-down date and the credit facility required the Company to make
 a
 deposit of US$105,000. The loan was repaid in October 2019.
(2)
Capital lease and other financing arrangement payable
Future minimum lease payments required under the capital lease arrangements are as follows:

September 30, 2020
2021	35,459
2022	20,029
2023	12,747
2024	10,473
2025	3,328
2026 and there after	—

82,036
Less payment amount allocated to interest	8,606

Present value of capital lease obligation	73,430

Current portion of capital lease obligation	35,459
Long-term portion of capital lease obligation	37,971

73,430

Future payments required under other financing arrangements for the next 5 years as of September 30, 2020 were
RMB

166,376, RMB

86,925, RMB

79,689
,
RMB

37,977 and RMB

157
, respectively.
(3) Other short and long term payable
Other long term payable mainly represents loans from certain third party entities with no fixed term at an annual interest rate of 5%. Other short term payable mainly represents loans from certain third party entities due within one year at an annual interest rate ranging between 5% and 6%.